Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
7.	Leases
The Company leases its operating facilities in Novato, California, under a non-cancelable operating
lease through May 31, 2027. There are no options or rights to extend the term of this lease.
The following table reflects the Company’s ROU assets and lease liabilities as of December 31:

	2023	2022
Assets:
Operating lease ROU assets, net	$1,267,121	$1,572,323

Liabilities:
Operating lease liabilities, current	$361,305	$313,448
Operating lease liabilities	1,062,633	1,423,938

	$1,423,938	$1,737,386

The following table presents supplemental cash flow information related to the Company’s operating leases for the years ended December 31:

	2023	2022
Operating cash flows from operating leases	$441,111	$428,263

As of December 31, 2023, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2024	$462,295
2025	476,164
2026	490,449
2027	206,864

Total payments	1,635,772
Less: Interest	(211,834)

Present value of obligations	$1,423,938

The operating lease expense for the years ended December 31, 2023 and 2022, was $453,889 and $452,894, respectively, of which $21,024 and $20,029, respectively, were related to leases with a term of less than 12 months.
The weighted-average remaining lease term was approximately 3.4 years as of December 31, 2023. The weighted-average discount rate for the year ended December 31, 2023 was 8%.